COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Royalty Payment

Pursuant to the amended agreement related to the Final Payment to Buys for the Buys Portfolio, the Company is committed to a minimum royalty payment of $0.025 million per year. Royalties on CO2 pistols are to be paid for so long as patents remain effective beginning at 2 ½% of the agreed upon a net price of $167.60 (“Stipulated Net Price”) for the first year and reduced by 0.1% each year thereafter until it reaches 1%. For each substantially new product in this category, the rate will begin again at 2 ½%. Royalties on the fintail projectiles (and any improved versions thereof) will be paid so long as patents remain effective at a rate of 4% of the agreed upon Stipulated Net Price for fintail projectile products.

COVID-19 Pandemic and the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic may have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2021.

The Company faces various risks related to COVID-19 outbreak. The Company is dependent on its workforce to deliver its products. If significant portions of the Company’s workforce are unable to work effectively, or if customers’ operations are curtailed due to illness, quarantines, government actions, facility closures, or other restrictions in connection with the COVID-19 pandemic, the Company’s operations will likely be impacted. The Company may be unable to perform fully on its contracts and costs may increase as a result of the COVID-19 outbreak. These cost increases may not be fully recoverable or adequately covered by insurance. Since the COVID-19 outbreak began, no facilities have been fully shut down. Certain of the Company’s vendors may be unable to deliver materials on time due to the COVID-19 outbreak. Such delays may negatively impact the Company’s production, and the Company plans to continue to monitor these and its other vendors and, if necessary, seek alternative suppliers.

On March 27, 2020, then President Trump signed into law the CARES Act. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also appropriated funds for the Small Business Administration (SBA) Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

Product Liability

In February 2021, the Company identified certain Byrna® HD launchers that may contain a wire that is not to specification and, as a result, the Company accrued a $0.2 million reserve for the possible costs related to updating affected launchers. As of May 31, 2021, approximately $0.06 million of these estimated costs have been incurred or resolved.

Legal Proceedings

In the ordinary course of our business, the Company may be subject to certain other legal actions and claims, including product liability, consumer, commercial, tax and governmental matters, which may arise from time to time. The Company does not believe it is currently a party to any pending legal proceedings. Notwithstanding, legal proceedings are subject-to inherent uncertainties, and an unfavorable outcome could include monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, although the Company has specific insurance for certain potential risks, the Company may in the future incur judgments or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows.

20.	COMMITMENTS AND CONTINGENCIES

Consulting Agreement

In 2018, the Company entered into consulting agreements with two consultants pursuant to which each was paid $7,500 per month, which increased to $10,000 per month subsequent to the month the Company commenced shipping the Byrna® HD product to customers, ending on December 31, 2019. In addition, the Company issued to each consultant 750,000 incentive warrants. See Note 15, “Stock-Based Compensation.”

Effective October 29, 2018, the Company entered into a consulting agreement with Lisa Wager ("Wager") pursuant to which she serves as CLO of the Company. By the terms of the consulting agreement, Wager was paid a total of 250,000 common shares for the services calculated at 83,333 common shares per month commencing November 1, 2018 and expiring on January 31, 2019. A total of 416,666 common shares were issued during the year ended November 30, 2019. When this agreement ended, Wager was retained and paid by board resolutions from February 1 through June 30, 2019 and became an employee effective July 1, 2019. Her base salary was $15,000/month per board resolution.

The Company executed a consulting agreement effective July 1, 2018 with a corporation owned by Thrasher, then executive chairman. The contract expired on March 31, 2019.

Effective June 1, 2018, the Company entered into a consulting agreement with Ganz pursuant to which Ganz serves as President of the Company. By the terms of the consulting agreement, Ganz was paid $200,000 annually in shares of the Company's common stock for his service, subject to stock exchange approval. The common shares were issued quarterly, ending March 31, 2019. For the Company's 2018 fiscal third and fourth quarters, Ganz was paid 500,000 common shares for each quarter. Based on the consulting agreement, Ganz received 833,333 shares during the year ended November 30, 2019 for services through March 31, 2019. Ganz was paid pursuant to board resolution for April-June 2019 and became an employee effective July 1, 2019 with a base salary of $20,000/month set by board resolution.

COVID-19 Pandemic and the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic may have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2021.

The Company faces various risks related to COVID-19 outbreak. The Company is dependent on its workforce to deliver its products. If significant portions of the Company’s workforce are unable to work effectively, or if customers’ operations are curtailed due to illness, quarantines, government actions, facility closures, or other restrictions in connection with the COVID-19 pandemic, the Company’s operations will likely be impacted. The Company may be unable to perform fully on its contracts and costs may increase as a result of the COVID-19 outbreak. These cost increases may not be fully recoverable or adequately covered by insurance. Since the COVID-19 outbreak began, no facilities have been fully shut down. Certain of the Company’s vendors may be unable to deliver materials on time due to the COVID-19 outbreak. Such delays may negatively impact the Company’s production, and the Company plans to continue to monitor these and its other vendors and, if necessary, seek alternative suppliers.

On March 27, 2020, then President Trump signed into law the CARES Act. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. The CARES Act also appropriated funds for the Small Business Administration (SBA) Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

Product Liability

In February 2021, the Company identified certain Byrna® HD launchers that may contain a wire that is not to specification and, as a result, the Company accrued a $195,000 reserve for the possible costs related to updating affected launchers. The Company has been communicating with customers to notify them of the availability of the update.

Legal Proceedings

In the ordinary course of our business, the Company may be subject to certain other legal actions and claims, including product liability, consumer, commercial, tax and governmental matters, which may arise from time to time. The Company does not believe it is currently a party to any pending legal proceedings. Notwithstanding, legal proceedings are subject-to inherent uncertainties, and an unfavorable outcome could include monetary damages, and excessive verdicts can result from litigation, and as such, could result in a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows. Additionally, although the Company has specific insurance for certain potential risks, the Company may in the future incur judgments or enter into settlements of claims which may have a material adverse impact on the Company’s business, financial position, results of operations, and/or cash flows.